Basic and Diluted Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Net loss	$ (33,762)	$ (27,271)	$ (8,882)
Weighted-average shares used in computing net loss per share, basic and diluted	63,534,875	40,534,697	40,274,935
Net loss per share, basic and diluted	$ (0.53)	$ (0.67)	$ (0.22)